Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 2.6	$ 1.7
Additions		0.4
Unrealized (loss)/ gain	(1.3)	0.5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	$ 1.3	$ 2.6